[PIC LOGO]


ANNUAL REPORT
OCTOBER 31, 1996

                                   [PIC LOGO]
                            MESSAGE TO SHAREHOLDERS


THE FOLLOWING IS AN INTERVIEW WITH THE MEMBERS OF THE INVESTMENT TEAM AT PROVIDENT INVESTMENT COUNSEL REGARDING THE P-I-C SMALL CAP. GROWTH FUND

QUESTION: How did the P-I-C Small Cap. Growth Fund perform relative to the overall market and comparable indices for the fiscal year ended October 31, 1996?

ANSWER: The Standard and Poor's 500 Index, a broad measure of the market's overall performance rose 24.09%, while the Fund rose 24.08%. The Russell 2000 Growth Index, a broad measure of smaller capitalization growth stocks rose 13.33% for the period.

QUESTION: What has fueled the broad market and the Fund's positive performance over the last 12 months?

ANSWER: The primary forces behind the broad market and the Fund's continued strong performance have been a positive economic environment with a lack of any significant inflationary pressure and record inflows of cash into equity mutual funds, especially those with a small stock orientation.

QUESTION: What sectors have helped the Fund's performance during the last 12 months?

ANSWER: The Technology, Healthcare/Medical, Financial and Financial sectors have been the best performing for the Fund during the last year. The research process at PIC is a bottom-up approach, and we do not have any predetermined investment guideline for industry or sector weightings in the Fund. The percentage allocation to these areas is simply the result of this stock selection approach.

QUESTION: Have there been any significant changes in the Fund's exposure to certain sectors?

ANSWER: Again, as a result effect of our stock selection approach we have seen some changes over the year including a reduction in the Fund's exposure to the technology area and a modestly increased exposure to the consumer non-durable and industrial areas.

QUESTION: What is the outlook for the Fund in 1997?

ANSWER: We are generally optimistic for the year 1997, given that we see very little sign of inflation or growth in the overall economy that may have a

                                   [PIC LOGO]
                            MESSAGE TO SHAREHOLDERS


negative impact on the equity markets. In past environments of relatively slow economic growth, companies that have the ability to sustain high rates of growth have been rewarded. As always, our focus will be on selecting those companies that we believe will deliver consistent high rates of growth in any economic environment.


              P-I-C SMALL CAP. PORTFOLIO VS. RUSSELL 2000 GROWTH*

                         3-YEAR SALES   3-YEAR EARNINGS  PRETAX   RETURN ON   REINVEST.
                            GROWTH          PER SHARE    MARGIN    EQUITY       RATE

P-I-C                      38.7%           39.1%         16.4%      23.0%       22.6%

RUSSELL 2000 GROWTH        27.9%           30.7%         13.9%      18.5%       16.9%

          COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN P-I-C
              SMALL CAP. GROWTH FUND AND THE RUSSELL GROWTH INDEX.

                     P-I-C SMALL CAP.   RUSSELL 2000
                      GROWTH FUND          GROWTH

10/01/93                 $10,000             $10,000
   04/94                 $ 9,478             $ 9,900
   10/94                 $10,055             $10,200
   04/95                 $10,514             $10,700
   10/95                 $14,567             $12,300
   04/96                 $18,823             $14,900
   10/96                 $18,700             $13,900

                          AVERAGE ANNUAL TOTAL RETURN

One Year                24.08%
Since Inception         21.09%

                                   [PIC LOGO]
                      STATEMENT OF ASSETS AND LIABILITIES
                             as of October 31, 1996


ASSETS
----------------------------------------------------------------------------
Investment in P-I-C Small Cap. Portfolio, at value              $196,108,091
Investments sold in P-I-C Small Cap. Portfolio                        16,780
Receivable from Provident Investment Counsel                          10,545
Prepaid insurance                                                      3,393
----------------------------------------------------------------------------
Total Assets                                                     196,138,809

----------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------

Payable for Fund shares redeemed                                      16,780
Deferred Trustees' compensation (Note 3)                               5,405
Accrued expenses                                                      27,772
----------------------------------------------------------------------------
Total Liabilities                                                     49,957

----------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------
Applicable to 8,456,861 shares of beneficial
      interest outstanding                                      $196,088,852

----------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                            $ 23.19
----------------------------------------------------------------------------


----------------------------------------------------------------------------
SOURCE OF NET ASSETS
----------------------------------------------------------------------------
Paid-in capital                                                 $123,943,139
Accumulated net investment loss                                   (1,968,943)
Accumulated net realized gain on investments                       1,780,928
Net unrealized appreciation on investments                        72,333,728
----------------------------------------------------------------------------
Net Assets                                                      $196,088,852
----------------------------------------------------------------------------


See Notes to Financial Statements.

                                   [PIC LOGO]
                            STATEMENT OF OPERATIONS
                          Year ended October 31, 1996



INVESTMENT INCOME
--------------------------------------------------------------------------------
Net investment loss from Portfolio                                $ (1,029,669)
--------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------
      Administration fees (Note 3)                                     355,807
      Trustees' fees                                                    14,359
      Auditing fee                                                      11,000
      Legal fee                                                          9,226
      Transfer agent's fee                                              13,200
      Custody and accounting services fee                                6,000
      Registration fee                                                  10,999
      Miscellaneous                                                      4,852
--------------------------------------------------------------------------------
      Total expenses                                                   425,443
      Less, reimbursement/waiver by Provident
            Investment Counsel, Inc. (Note 3)                         (425,443)
--------------------------------------------------------------------------------
         Net expenses                                                     -0-
--------------------------------------------------------------------------------
Net investment loss                                                 (1,029,669)

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
--------------------------------------------------------------------------------
      Net realized gain on investments                              15,463,565
      Change in net unrealized appreciation on investments          18,564,877
--------------------------------------------------------------------------------
Net gain on investments                                             34,028,442

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                                             $ 32,998,773
--------------------------------------------------------------------------------




See Notes to Financial Statements.

                                   [PIC LOGO]
                       STATEMENT OF CHANGES IN NET ASSETS

INCREASE IN NET ASSETS
--------------------------------------------------------------------------------
                                                     Year             Year
                                                     ended            ended
From operations:                               October 31, 1996  October 31, 1995
--------------------------------------------------------------------------------
Net investment loss                              $ (1,029,669)       $ (488,787)
Net realized gain (loss) on investments            15,463,565          (792,768)
Change in net unrealized appreciation
      on investments                               18,564,877        39,983,063
--------------------------------------------------------------------------------
Net increase in net assets resulting from
      operations                                   32,998,773        38,701,508

================================================================================

Transactions in shares of beneficial interest:
      Purchases of 1,863,518 and 791,568
            shares, respectively                   41,179,324        12,507,087
      Redemptions of 378,540 and 357,853
            shares, respectively                   (8,396,584)       (5,217,154)
--------------------------------------------------------------------------------
      Net increase in net assets resulting
            from share transactions                32,782,740         7,289,933

================================================================================

Total increase in net assets                       65,781,513        45,991,441
================================================================================
NET ASSETS
--------------------------------------------------------------------------------
Beginning of year                                 130,307,339        84,315,898
--------------------------------------------------------------------------------
End of year                                      $196,088,852      $130,307,339
--------------------------------------------------------------------------------

See Notes to Financial Statements.

                                   [PIC LOGO]
                              FINANCIAL HIGHLIGHTS


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

-------------------------------------------------------------------------------------
                                       Year        Year       Year   Sept. 30, 1993*
                                      ended       ended      ended      through
                                     Oct. 31,     Oct. 31,  Oct. 31,    Oct. 31,
                                       1996        1995       1994        1993
-------------------------------------------------------------------------------------
Net asset value, beginning
      of period                         $18.69      $12.90     $13.05       $12.83
Income from investment
      operations:
         Net investment loss              (.10)       (.07)      (.06)        (.01)
         Net realized and unrealized
            gain (loss) on investments    4.60        5.86       (.09)         .23
-------------------------------------------------------------------------------------
Total from investment operations          4.50        5.79       (.15)         .22
-------------------------------------------------------------------------------------
Net asset value, end of period          $23.19      $18.69     $12.90       $13.05
=====================================================================================

Total return                             24.08%      44.88%     (1.15%)+     19.50%++
=====================================================================================
Ratios/supplemental data:
Net assets, end of period (millions)    $196.1      $130.3     $ 84.3       $ 82.6
-------------------------------------------------------------------------------------
Ratios to average net assets: **
         Expenses                         1.00%       1.00%      1.00%        1.00%++
         Net investment loss              (.60%)      (.51%)     (.49%)       (.79%)++


*Commencement of operations.

+Net of expense reimbursements.

**Includes the Fund's shares of expenses, net of expense reimbursements and waivers, allocated from P-I-C Small Cap. Portfolio. If the expense reimbursements and waivers, with respect to the Fund and P-I-C Small Cap. Portfolio, had not been made, the ratio of expenses to average net assets would have been 1.25%, 1.34%, 1.47% and 1.22%, respectively.

++Annualized.



See Notes to Financial Statements.

                                   [PIC LOGO]
                         NOTES TO FINANCIAL STATEMENTS
                                October 31, 1996


================================================================================
1 - ORGANIZATION
--------------------------------------------------------------------------------
         P-I-C Small Cap. Growth Fund (the "Fund") is one of several series of P-I-C Investment Trust (the "Trust"). The Trust was organized on December 11, 1991 as a Delaware business trust, with an unlimited number of shares of beneficial interest of $.01 par value, and is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund invests substantially all of its assets in the P-I-C Small Cap. Portfolio (the "Portfolio"), a separate registered management investment company having the same investment objective as the Fund. At October 31, 1996, the Fund owned 97.41% of the total net assets of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.


2 - SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
         The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

A. Investment Valuation. The Fund reflects its investment in the Portfolio at its proportionate interest in the value of the Portfolio's net assets. Valuation of securities by the Portfolio is discussed at Note 2A of the Portfolio's Notes to Financial Statements.

B. Investment Income and Dividends to Shareholders. The Fund earns income, net of the expenses of the Portfolio, daily on its investment in the Portfolio. All net investment income and realized and unrealized gains or losses on investments of the Portfolio are allocated pro rata among the Fund and the other Holders of Interests in the Portfolio. Dividends, if any, are paid annually to shareholders of the Fund and recorded on the ex-dividend date.

C. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets

                                   [PIC LOGO]
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


================================================================================

         and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

3 - TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         The Trust has entered into administration agreements with Provident Investment Counsel, Inc. ("PIC") and Investment Company Administration Corporation ("ICAC"), pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Trust and the Portfolio. PIC and ICAC also provide management services necessary for the operations of the Trust and the Portfolio and furnish office facilities. PIC receives a fee for its services to the Fund at the rate of 0.20% of the average daily net assets of the Fund, but waived its fee of $345,808 for the year ended October 31, 1996. PIC has voluntarily agreed to reimburse the Fund to the extent necessary so that the expenses of the Fund, including those expenses allocated from the Portfolio, do not exceed 1.00% of the Fund's average net assets. The amount of reimbursement for the period ended October 31, 1996 was $79,635. ICAC receives an annual fee for its services at the rate of $10,000.

         First Fund Distributors, Inc. (an affiliate of ICAC), a registered broker-dealer, acts as the principal underwriter for the Trust in connection with the offering of its shares, but receives no compensation for its services.

         On December 19, 1995, the Trust approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended which is allocated amongst the Funds. Trustees can elect to receive payment in cash or defer payments provided for in the plan.

4 - INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------
         Additions and reductions in the Fund's investment in the Portfolio aggregated $41,251,127 and $8,473,681, respectively.

                                   [PIC LOGO]
                          INDEPENDENT AUDITOR'S REPORT


================================================================================

To the Board of Trustees of
         P-I-C Investment Trust
         and the Shareholders of
         P-I-C Small Cap. Growth Fund

         We have audited the accompanying statement of assets and liabilities of P-I-C Small Cap. Growth Fund (a series of P-I-C Investment Trust) as of October 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period September 30, 1993 (commencement of operations) to October 31, 1993. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of P-I-C Small Cap. Growth Fund as of October 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


                                        /s/ McGladrey & Pullen, LLP


New York, New York
November 27, 1996

                                   [PIC LOGO]
                            STATEMENT OF NET ASSETS
                             as of October 31, 1996


================================================================================

                                                                      Percentage of
EQUITY SECURITIES - 91.2%                     Shares         Value      Net Assets
---------------------------------------------------------------------------------------
AIR FREIGHT .. 0.9%
---------------------------------------------------------------------------------------
Atlas Air, Inc.*                              22,700      $  837,062        0.4%
Eagle USA Airfreight, Inc.*                   34,900         951,025        0.5%
---------------------------------------------------------------------------------------
         Total Air Freight                                 1,788,087
=======================================================================================
APPAREL AND SHOE .. 1.5%
---------------------------------------------------------------------------------------
Amercrombie & Fitch Co.*                      27,400         602,800        0.3%
Hibbett Sporting Goods, Inc.*                 11,600         237,800        0.1%
Just For Feet, Inc.*                          37,450         969,019        0.5%
Kenneth Cole Productions*                     68,000       1,122,000        0.6%
---------------------------------------------------------------------------------------
         Total Apparel and Shoe                            2,931,619
=======================================================================================
AUDIO/VIDEO .. 0.8%
---------------------------------------------------------------------------------------
Harman International Industries, Inc.         32,195       1,654,018        0.8%
=======================================================================================
AUTO PARTS .. 0.3%
---------------------------------------------------------------------------------------
Gentex Corp.*                                 27,200         646,000        0.3%
=======================================================================================
BIOTECHNOLOGY .. 0.4%
---------------------------------------------------------------------------------------
Martek Biosciences Corp.*                     13,300         285,950        0.1%
Neopath, Inc.*                                26,700         435,544        0.2%
Neuromedical Systems, Inc.*                    5,200          88,400        0.1%
---------------------------------------------------------------------------------------
         Total Biotechnology                                 809,894
=======================================================================================
BUILDERS .. 0.9%
---------------------------------------------------------------------------------------
Oakwood Homes Corp.                           35,500         940,750        0.5%
Palm Harbor Homes, Inc.*                      28,475         800,859        0.4%
---------------------------------------------------------------------------------------
         Total Builders                                    1,741,609

                                   [PIC LOGO]
                            STATEMENT OF NET ASSETS
                             as of October 31, 1996


================================================================================

                                                                      Percentage of
EQUITY SECURITIES, CONTINUED                  Shares         Value      Net Assets
---------------------------------------------------------------------------------------
BUILDING PRODUCTS .. 2.5%
---------------------------------------------------------------------------------------
Diamond Home Services*                        23,400      $  538,200        0.3%
Fastenal Co.*                                 96,400       4,458,500        2.2%
---------------------------------------------------------------------------------------
         Total Building Products                           4,996,700
=======================================================================================
BUSINESS INFORMATION SERVICES .. 0.5%
---------------------------------------------------------------------------------------
Intelliquest Information Group, Inc.*         16,500         363,000        0.2%
M.A.I.D. PLC ADR*                             31,100         553,969        0.3%
---------------------------------------------------------------------------------------
         Total Business Information Services                 916,969
=======================================================================================
BUSINESS SERVICES .. 4.8%
---------------------------------------------------------------------------------------
Accustaff Inc.*                               95,000       2,541,250        1.3%
Apac Teleservices, Inc.*                      32,400       1,494,450        0.7%
Career Horizons*                              22,600         918,125        0.4%
Claremont Technology Group, Inc.*             15,000         457,500        0.2%
Dendrite International, Inc.*                  6,100         162,412        0.1%
Health Management Systems, Inc.*              32,125         754,937        0.4%
Labor Ready, Inc.*                             9,900         142,313        0.1%
Personnel Group of America*                   26,800         740,350        0.4%
Protection One, Inc.*                         23,500         264,375        0.1%
Romac International, Inc.*                    23,200         667,000        0.3%
Rural Metro Corp.*                            20,200         737,300        0.4%
Teletech Holdings, Inc.*                       6,700         214,400        0.1%
U.S. Office Products Co.*                     20,600         597,400        0.3%
---------------------------------------------------------------------------------------
         Total Business Services                           9,691,812
=======================================================================================
COMPUTER HARDWARE .. 1.1%
---------------------------------------------------------------------------------------
Brooktrout Technology, Inc.*                  33,600       1,083,600        0.5%
International Network Services*                4,400         157,300        0.1%
National Techteam, Inc.*                      36,300         980,100        0.5%
---------------------------------------------------------------------------------------
         Total Computer Hardware                           2,221,000

                                   [PIC LOGO]
                            STATEMENT OF NET ASSETS
                             as of October 31, 1996


================================================================================

                                                                      Percentage of
EQUITY SECURITIES, CONTINUED                  Shares         Value      Net Assets
---------------------------------------------------------------------------------------
COMPUTER SERVICES .. 4.4%
---------------------------------------------------------------------------------------
Cambridge Technology Partners, Inc.*          66,100     $ 2,181,300        1.1%
Datastream Systems, Inc.*                     17,600         321,200        0.2%
Enterprise Systems, Inc.*                     29,200         470,850        0.2%
Envoy Corp.*                                  23,300         856,275        0.4%
Fiserv, Inc.*                                 52,000       1,995,500        1.0%
Gartner Group, Inc., Class A*                 36,000       1,107,000        0.6%
HBO & Co.                                     18,000       1,082,250        0.5%
Indus Group, Inc.*                            15,500         313,875        0.2%
Renaissance Solutions, Inc.*                  11,400         458,850        0.2%
---------------------------------------------------------------------------------------
         Total Computer Services                           8,787,100
=======================================================================================
COMPUTER SOFTWARE .. 14.3%
---------------------------------------------------------------------------------------
Aspen Technology, Inc.*                       27,000       1,815,750        0.9%
Baan Company, N.V.*                           15,800         584,600        0.3%
BDM International, Inc.*                      23,900       1,200,975        0.6%
CCC Information Services Group*               15,000         281,250        0.1%
Casino Data System*                           20,700         297,562        0.1%
Citrix Systems, Inc.*                         14,600         806,650        0.4%
Cognos, Inc.*                                 18,800         589,850        0.3%
Electronics For Imaging, Inc.*                42,000       3,024,000        1.5%
Epic Design Technology, Inc.*                 26,300         644,350        0.3%
Gemstar International Group Limited*          21,100         466,837        0.2%
HNC Software, Inc.*                           16,700         526,050        0.3%
Integrated Systems, Inc.*                     18,700         504,900        0.3%
Intelligroup, Inc.*                            8,300         130,725        0.1%
Network General Corp.*                        89,700       2,164,013        1.1%
Parametric Technology Corp.*                 150,700       7,365,463        3.7%
   Peoplesoft, Inc.*                          23,700       2,127,075        1.1%
Pure Atria Corp.*                              5,000         136,250        0.1%
Rational Software Corp.*                      12,700         487,363        0.2%
Synopsys, Inc.*                               55,500       2,497,500        1.2%
Transactions Systems Architects, Inc.*        55,700       2,311,550        1.1%
USCS International, Inc.*                     22,300         401,400        0.2%

                                   [PIC LOGO]
                            STATEMENT OF NET ASSETS
                             as of October 31, 1996


================================================================================

                                                                      Percentage of
EQUITY SECURITIES, CONTINUED                  Shares         Value      Net Assets
---------------------------------------------------------------------------------------
COMPUTER SOFTWARE, CONTINUED
---------------------------------------------------------------------------------------
White Pine Software, Inc.*                     9,100     $    81,900        0.0%
Wind River Systems, Inc.*                      8,800         374,000        0.2%
---------------------------------------------------------------------------------------
         Total Computer Software                          28,820,013
=======================================================================================
CONSUMER ELECTRICAL .. 0.2%
---------------------------------------------------------------------------------------
Watsco, Inc.                                  17,300         335,188        0.2%
=======================================================================================
COSMETICS .. 2.1%
---------------------------------------------------------------------------------------
Blyth Industries, Inc.*                       36,900       1,434,487        0.7%
Luxottica Group SPA Sponsored ADR             34,800       2,209,800        1.1%
USA Detergents, Inc.*                         16,300         537,900        0.3%
---------------------------------------------------------------------------------------
         Total Cosmetics                                   4,182,187
=======================================================================================
CREDIT & FINANCE .. 1.8%
---------------------------------------------------------------------------------------
First USA Paymentech, Inc.*                   29,100       1,076,700        0.6%
First USA, Inc.                               43,000       2,472,500        1.2%
---------------------------------------------------------------------------------------
         Total Credit & Finance                            3,549,200
=======================================================================================
DISCOUNT STORES .. 1.3%
---------------------------------------------------------------------------------------
Dollar Tree Stores, Inc.*                     71,800       2,710,450        1.3%
=======================================================================================
DRUGS .. 1.2%
---------------------------------------------------------------------------------------
Biovail Corp. International*                  29,200         854,100        0.4%
Jones Medical Industries, Inc.                16,675         725,363        0.4%
Medicis Pharmaceutical, Class A*              10,400         522,600        0.3%
NCS Healthcare, Inc., Class A*                 8,800         267,300        0.1%
---------------------------------------------------------------------------------------
         Total Drugs                                       2,369,363

[PIC LOGO]                   STATEMENT OF NET ASSETS
                             as of October 31, 1996

================================================================================
EQUITY SECURITIES, CONTINUED                 Shares        Value   Percentage of
                                                                     Net Assets
--------------------------------------------------------------------------------
EDUCATIONAL PROGRAMS .. 1.5%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A(*)                77,722     $ 2,137,355        1.1%
Sylvan Learning Systems, Inc.(*)              18,500         781,625        0.4%
--------------------------------------------------------------------------------
         Total Educational Programs                        2,918,980
================================================================================
ELECTRIC COMPONENTS/SEMICONDUCTORS .. 0.2%
--------------------------------------------------------------------------------
SDL, Inc.(*)                                  29,600         503,200        0.2%
================================================================================
ELECTRICAL PRODUCTS .. 0.5%
--------------------------------------------------------------------------------
Chicago Miniature Lamp, Inc.(*)               36,600       1,088,850        0.5%
================================================================================
ELECTRONICS .. 1.0%
--------------------------------------------------------------------------------
Anicom, Inc.(*)                               29,400         264,600        0.1%
Computer Products, Inc.(*)                    12,000         237,000        0.1%
Gargoyles, Inc.(*)                            16,200         214,650        0.1%
Sawtek, Inc.(*)                               17,100         517,275        0.3%
Vitesse Semiconductor, Inc.(*)                20,300         647,063        0.3%
Xionics Document Technologies, Inc.(*)         8,400         107,100        0.1%
--------------------------------------------------------------------------------
         Total Electronics                                 1,987,688
================================================================================
ENTERTAINMENT & LEISURE ..5.8%
--------------------------------------------------------------------------------
Ascent Entertainment Group, Inc.(*)           17,100         316,350        0.2%
Clear Channel Communications, Inc.(*)         26,600       1,941,800        1.0%
Dover Downs Entertainment(*)                  22,900         460,862        0.2%
Extended Stay America(*)                      49,000         992,250        0.5%
HFS, Inc.(*)                                  75,700       5,545,025        2.7%
Interstate Hotels Company(*)                  17,100         461,700        0.2%
LodgeNet Entertainment Corp.(*)               35,200         554,400        0.3%
North Face, Inc.(*)                           10,800         218,700        0.1%
StudioPLUS Hotels, Inc.(*)                    40,950         721,744        0.4%
Suburban Lodges of America(*)                 20,900         436,288        0.2%
--------------------------------------------------------------------------------
         Total Entertainment & Leisure                    11,649,119

[PIC LOGO]                   STATEMENT OF NET ASSETS
                             as of October 31, 1996

================================================================================
EQUITY SECURITIES, CONTINUED                 Shares        Value   Percentage of
                                                                     Net Assets
--------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES .. 0.1%
--------------------------------------------------------------------------------
Tetra Technologies(*)                          4,300       $  89,763        0.1%
================================================================================
EQUIPMENT & LEASING .. 0.5%
--------------------------------------------------------------------------------
Oxford Resources Corp., Class A(*)            32,400         826,200        0.4%
Prime Service, Inc.(*)                        11,600         272,600        0.1%
--------------------------------------------------------------------------------
         Total Equipment & Leasing                         1,098,800
================================================================================
FINANCE COMPANIES .. 0.1%
--------------------------------------------------------------------------------
Leasing Solution(*)                            7,500         236,250        0.1%
================================================================================
FINANCIAL SERVICES .. 2.7%
--------------------------------------------------------------------------------
Bisys Group, Inc.(*)                          31,100       1,158,475        0.6%
Concord EFS, Inc.(*)                          33,800         980,200        0.5%
NOVA Corp.(*)                                  1,700          36,975        0.0%
PMT Services, Inc.(*)                        104,500       2,090,000        1.0%
Sirrom Capital Corp.                          33,300       1,215,450        0.6%
--------------------------------------------------------------------------------
         Total Financial Services                          5,481,100
================================================================================
FOOD AND RESTAURANTS .. 1.2%
--------------------------------------------------------------------------------
Cooker Restaurant Corp.                       21,000         231,000        0.1%
Landry's Seafood Restaurant(*)                41,400         848,700        0.4%
Outback Steakhouse, Inc.(*)                   13,100         303,756        0.2%
Rainforest Cafe, Inc.(*)                      29,700         965,250        0.5%
--------------------------------------------------------------------------------
         Total Food and Restaurants                        2,348,706
================================================================================
GAMING .. 0.1%
--------------------------------------------------------------------------------
Trump Hotels & Casino Resorts, Inc.(*)        18,600         295,275        0.1%
================================================================================
HEALTH MAINTENANCE ORGANIZATIONS .. 4.1%
--------------------------------------------------------------------------------
Oxford Health Plans, Inc.(*)                 183,400       8,344,700        4.1%

[PIC LOGO]                   STATEMENT OF NET ASSETS
                             as of October 31, 1996

================================================================================
EQUITY SECURITIES, CONTINUED                 Shares        Value   Percentage of
                                                                     Net Assets
--------------------------------------------------------------------------------
HEALTH SERVICES .. 0.6%
--------------------------------------------------------------------------------
Clintrials(*)                                 14,100      $  523,462        0.3%
National Surgery Centers, Inc.(*)             17,400         469,800        0.2%
Superior Consultant Holdings Corp.(*)         11,000         269,500        0.1%
--------------------------------------------------------------------------------
         Total Health Services                             1,262,762
================================================================================
INDUSTRIAL MACHINERY/COMPONENTS .. 0.2%
--------------------------------------------------------------------------------
Rental Service Corp.(*)                       20,900         480,700        0.2%
================================================================================
INSURANCE .. 1.9%
--------------------------------------------------------------------------------
Amerin Corp.(*)                                6,900         136,275        0.1%
Capmac Holdings, Inc.                         21,000         700,875        0.3%
Enhance Financial Services Group, Inc.        10,800         360,450        0.2%
HCC Insurance Holdings, Inc.                  89,100       2,272,050        1.1%
Meadowbrook Insurance Group, Inc.             13,300         339,150        0.2%
--------------------------------------------------------------------------------
         Total Insurance                                   3,808,800
================================================================================
MAJOR CHEMICALS .. 0.1%
--------------------------------------------------------------------------------
Nuco2, Inc.(*)                                20,100         266,325        0.1%
================================================================================
MEDICAL INSTRUMENTS .. 3.4%
--------------------------------------------------------------------------------
IDEXX Laboratories, Inc.(*)                  126,600       4,969,050        2.5%
Target Therapeutics, Inc.(*)                  50,600       1,872,200        0.9%
--------------------------------------------------------------------------------
         Total Medical Instruments                         6,841,250
================================================================================
MEDICAL/DENTAL PRODUCTS ..0.8%
--------------------------------------------------------------------------------
Cohr, Inc.(*)                                  7,800         191,100        0.1%
Henry Schein, Inc.(*)                         35,500       1,411,125        0.7%
--------------------------------------------------------------------------------
         Total Medical/Dental Products                     1,602,225

[PIC LOGO]                   STATEMENT OF NET ASSETS
                             as of October 31, 1996

================================================================================
EQUITY SECURITIES, CONTINUED                 Shares        Value   Percentage of
                                                                     Net Assets
--------------------------------------------------------------------------------
MEDICAL/DENTAL SERVICES .. 5.0%
--------------------------------------------------------------------------------
Compdent Corp.(*)                             34,100     $ 1,172,187        0.6%
Mecon, Inc.(*)                                12,700         244,475        0.1%
Occusystems, Inc.(*)                          30,800         843,150        0.4%
Omnicare, Inc.                                29,500         803,875        0.4%
Orthodontic Centers of America, Inc.(*)       74,000       1,063,750        0.5%
Pediatrix Medical Group, Inc.(*)              21,300         838,688        0.4%
Phymatrix Corp.(*)                            27,900         463,838        0.2%
Physicians Resource Group, Inc.(*)            20,300         548,100        0.3%
Quintiles Transnational Corp.(*)              28,100       1,847,575        0.9%
Renal Care Group, Inc.(*)                     20,600         762,200        0.4%
Total Renal Care Holdings, Inc.(*)            34,600       1,349,400        0.7%
UroCor, Inc.(*)                               19,000         223,250        0.1%
--------------------------------------------------------------------------------
         Total Medical/Dental Services                    10,160,488
================================================================================
MID-SIZED BANKS .. 0.2%
--------------------------------------------------------------------------------
Mentor Corp. / Minnesota                      17,400         384,975        0.2%
================================================================================
MORTGAGE & RELATED SERVICES .. 2.6%
--------------------------------------------------------------------------------
Cityscape Financial Corp.(*)                  72,500       1,866,875        0.9%
ContiFinancial Corp.(*)                       21,800         708,500        0.4%
IMC Mortgage Company(*)                        9,500         356,250        0.2%
Insignia Financial Group, Inc., Class A(*)   107,000       2,313,875        1.1%
--------------------------------------------------------------------------------
         Total Mortgage & Related Services                 5,245,500
================================================================================
NETWORKING .. 1.5%
--------------------------------------------------------------------------------
Ascend Communications, Inc.(*)                28,100       1,837,037        0.9%
Fore Systems, Inc.(*)                         30,700       1,220,325        0.6%
--------------------------------------------------------------------------------
         Total Networking                                  3,057,362
================================================================================
OFFICE AUTOMATION .. 0.1%
--------------------------------------------------------------------------------
Lason Holdings, Inc.(*)                        8,500         150,875        0.1%

[PIC LOGO]                   STATEMENT OF NET ASSETS
                             as of October 31, 1996

================================================================================
EQUITY SECURITIES, CONTINUED                 Shares        Value   Percentage of
                                                                     Net Assets
--------------------------------------------------------------------------------
OFFICE EQUIPMENT/SUPPLIES .. 2.0%
--------------------------------------------------------------------------------
Elbit Vision Systems(*)                       35,600      $  213,600        0.1%
Viking Office Products, Inc.(*)              130,200       3,792,075        1.9%
--------------------------------------------------------------------------------
         Total Office Equipment /Supplies                  4,005,675
================================================================================
OIL & GAS PRODUCTION .. 0.5%
--------------------------------------------------------------------------------
Swift Energy Co.(*)                           41,700       1,021,650        0.5%
================================================================================
OIL FIELD SERVICES .. 0.9%
--------------------------------------------------------------------------------
Chesapeake Energy Corp.(*)                    31,950       1,861,087        0.9%
================================================================================
PHARMACEUTICALS .. 0.5%
--------------------------------------------------------------------------------
Applied Analytical Industries, Inc.(*)         1,700          36,975        0.0%
Capstone Pharmacy Services(*)                 23,600         275,825        0.1%
Dura Pharmaceuticals(*)                       21,200         731,400        0.4%
--------------------------------------------------------------------------------
         Total Pharmaceuticals                             1,044,200
================================================================================
POLLUTION CONTROL .. 3.3%
--------------------------------------------------------------------------------
Continental Waste Industries, Inc.(*)         20,066         499,142        0.2%
Memtec Ltd. ADR                               51,000       1,740,375        0.9%
Republic Industries, Inc.(*)                  63,000       1,960,875        1.0%
United Waste Systems, Inc.(*)                 41,100       1,412,813        0.7%
USA Waste Services, Inc.(*)                   33,800       1,081,600        0.5%
--------------------------------------------------------------------------------
         Total Pollution Control                           6,694,805
================================================================================
RECREATIONAL PRODUCTS .. 0.2%
--------------------------------------------------------------------------------
Rockshox, Inc.(*)                             13,600         173,400        0.1%
West Marine(*)                                 6,500         229,125        0.1%
--------------------------------------------------------------------------------
         Total Recreational Products                         402,525

[PIC LOGO]                   STATEMENT OF NET ASSETS
                             as of October 31, 1996

================================================================================
EQUITY SECURITIES, CONTINUED                 Shares        Value   Percentage of
                                                                     Net Assets
--------------------------------------------------------------------------------
SPECIALTY CHAINS .. 1.5%
--------------------------------------------------------------------------------
Barnett, Inc.(*)                              15,500      $  366,187        0.2%
CDW Computers Centers, Inc.(*)                16,800       1,057,350        0.5%
Loehmann's Holdings, Inc.(*)                  17,800         478,375        0.2%
Marks Brothers Jewelers, Inc.(*)              15,900         369,675        0.2%
Starbucks Corp.(*)                            12,800         416,000        0.2%
Veterinary Centers of America(*)              19,300         354,638        0.2%
--------------------------------------------------------------------------------
         Total Specialty Chains                            3,042,225
================================================================================
TELECOMMUNICATIONS .. 6.0%
--------------------------------------------------------------------------------
Advanced Fibre Communication(*)                8,700         496,987        0.3%
Aspect Telecommunications Corp.(*)            19,300       1,148,350        0.6%
Cascade Communications Corp.(*)               44,400       3,224,550        1.6%
Coherent Communications System
   Corp.(*)                                   35,500         687,812        0.3%
Davox Corp.(*)                                 8,300         298,800        0.2%
DSP Communications, Inc.(*)                   42,400       1,611,200        0.8%
Getty Communications PLC,
   Sponsored ADR(*)                           32,800         451,000        0.2%
Inter-Tel, Inc., Class A(*)                   26,800         405,350        0.2%
McLeod, Inc.(*)                               16,700         542,750        0.3%
MRV Communications, Inc.(*)                   44,500         967,875        0.5%
P-Com, Inc.(*)                                44,500         979,000        0.5%
Tel-Save Holdings, Inc.(*)                    40,250       1,006,250        0.5%
--------------------------------------------------------------------------------
         Total Telecommunications                         11,819,924
================================================================================
TEXTILES & SHOES .. 2.8%
--------------------------------------------------------------------------------
Tommy Hilfiger Corp.(*)                      108,500       5,642,000        2.8%
================================================================================
TOBACCO .. 0.3%
--------------------------------------------------------------------------------
Consolidated Cigar Holdings, Inc.(*)          25,000         681,250        0.3%
--------------------------------------------------------------------------------
         Total Common Stock (Cost $110,918,705)          183,670,243

[PIC LOGO]                   STATEMENT OF NET ASSETS
                             as of October 31, 1996

================================================================================
SHORT-TERM INVESTMENTS - 8.6%                               Value  Percentage of
                                                                      Net Assets
--------------------------------------------------------------------------------
COMMERCIAL PAPER .. 7.5%                   Principal
                                            Amount
--------------------------------------------------------------------------------
American Express Credit Corp.,
   5.26%, 11/14/96                        $6,000,000     $ 6,000,000        3.0%
Ford Motor Credit Co., 5.26%,
   11/14/96                                6,000,000       6,000,000        3.0%
Prudential Funding Corp., 5.30%,
   11/12/96                                3,000,000       3,000,000        1.5%
--------------------------------------------------------------------------------
         Total Commercial Paper
            (Cost $15,000,000)                            15,000,000        7.5%

REPURCHASE AGREEMENT .. 1.1%
--------------------------------------------------------------------------------
Lehman Brothers On-Line Repurchase
Agreement, 5.04%, dated 12/13/93,
due 11/1/96 (Collateralized by
$2,193,996 U.S. Treasury Bill, 5.09%,
due 4/3/97) (Cost $2,130,300)              2,130,300       2,130,300        1.1%
--------------------------------------------------------------------------------
         Total Investments
            (Cost $128,049,005) 99.8%                   $200,800,543       99.8%

[PIC LOGO]                   STATEMENT OF NET ASSETS
                             as of October 31, 1996

================================================================================
OTHER ASSETS - 1.1%                                  Value         Percentage of
                                                                    Net Assets
--------------------------------------------------------------------------------
Cash                                                 $    69
Receivables:
   Investment securities sold                      2,198,028
   Dividends and interest                             68,439
   Shares of beneficial interest sold                  7,218
Deferred organization costs                           20,001
Other assets                                          13,254
--------------------------------------------------------------------------------
         Total other assets                        2,307,009             1.1%
================================================================================
LIABILITIES - (0.9%)
--------------------------------------------------------------------------------
Payable for investment securities purchased        1,534,102
Shares of beneficial interest redeemed                70,416
Deferred Trustees' compensation (Note 3)               7,713
Accrued expenses                                     194,645
--------------------------------------------------------------------------------
         Total liabilities                         1,806,876            (0.9)%
================================================================================
TOTAL NET ASSETS - 100.0%                       $201,300,676            100.0%
--------------------------------------------------------------------------------


*Non-incoming producing security.

See Notes to Financial Statements.

[PIC LOGO]                STATEMENT OF OPERATIONS
                          Year ended October 31, 1996

================================================================================
INVESTMENT INCOME
--------------------------------------------------------------------------------
Income:
--------------------------------------------------------------------------------
      Dividends                                                        $ 108,873
      Interest                                                           593,787
      Other                                                                4,857
--------------------------------------------------------------------------------
      Total income                                                       707,517
================================================================================
Expenses:
--------------------------------------------------------------------------------
      Investment advisory fee (Note 3)                                 1,395,748
      Administration fees                                                174,469
      Accounting services fee                                             79,887
      Custodian fee                                                       55,572
      Auditing fee                                                        20,499
      Trustees' fees                                                      17,134
      Legal fee                                                            4,000
      Amortization of organization costs                                   9,999
      Miscellaneous                                                       13,476
--------------------------------------------------------------------------------
      Total expenses                                                   1,770,784
      Less, reimbursement/waiver from Advisor (Note 3)                   (26,098)
--------------------------------------------------------------------------------
      Net expenses                                                     1,744,686
================================================================================
Net investment loss                                                   (1,037,169)

================================================================================
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
--------------------------------------------------------------------------------
      Net realized gain from security transactions                    14,963,528
      Change in net unrealized appreciation of
            investments for the period                                18,982,622
--------------------------------------------------------------------------------
Net gain on investments                                               33,946,150

================================================================================
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                                      $32,908,981
--------------------------------------------------------------------------------


See Notes to Financial Statements.

[PIC LOGO]              STATEMENT OF CHANGES IN NET ASSETS

================================================================================
INCREASE IN NET ASSETS
--------------------------------------------------------------------------------
                                                    Year              Year
                                                    ended             ended
From operations:                              October 31, 1996  October 31, 1995
--------------------------------------------------------------------------------
      Net investment loss                      $ (1,037,169)      $  (488,788)
      Net realized gain (loss) on
            investments                          14,963,528          (792,768)
      Change in unrealized appreciation
            of investments                       18,982,622        39,983,109
--------------------------------------------------------------------------------
      Net increase in net assets resulting
            from operations                      32,908,981        38,701,553

================================================================================
Transactions in interests:
      Contributions by Holders                   57,035,094        12,662,902
      Withdrawals by Holders                    (18,975,416)       (5,287,514)
--------------------------------------------------------------------------------
      Net increase in net assets from
            transactions in interests            38,059,678         7,375,388

================================================================================
Total increase in net assets                     70,968,659        46,076,941

================================================================================
NET ASSETS:
--------------------------------------------------------------------------------
Beginning of year                               130,332,017        84,255,076
--------------------------------------------------------------------------------
End of year                                    $201,300,676      $130,332,017
--------------------------------------------------------------------------------


See Notes to Financial Statements.

[PIC LOGO]               NOTES TO FINANCIAL STATEMENTS
                         October 31, 1996


================================================================================
1 - ORGANIZATION
--------------------------------------------------------------------------------
P-I-C Small Cap. Portfolio (the "Portfolio") was organized on March 22, 1993 as a trust under the laws of the State of New York. The beneficial interests in the Portfolio are divided into an unlimited number of non-transferable Interests, par value $.01 each. The Portfolio is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company.

2 - SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
The following is a summary of significant accounting policies consistently followed by the Portfolio. These policies are in conformity with generally accepted accounting principles.

      A. Valuation of Securities. Equity securities listed on a national securities exchange or traded on the NASDAQ system are valued at their last sale price. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

      B. Federal Income Taxes. The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

      C. Deferred Organization Expense. Organization costs of the Portfolio are being amortized on a straight line basis over a period of sixty months. During the amortization period the proceeds of any redemption of the original Interests in the Portfolio by any Holder thereof will be reduced by a pro rata portion of any then unamortized organization costs based on the ratio of Interests redeemed to the total initial Interests outstanding prior to the redemption.

      D. Other. Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions are reported

[PIC LOGO]                NOTES TO FINANCIAL STATEMENTS,
                          CONTINUED


================================================================================
            on an identified cost basis. Interest is recorded as accrued, and dividend income is recorded on the ex-dividend date.

      E. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

3 - TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
      The Portfolio has entered into an investment advisory agreement with Provident Investment Counsel, Inc. ("PIC") and an administration agreement with Investment Company Administration Corporation ("ICAC"), pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Portfolio. PIC and ICAC also provide management services necessary for the operations of the Portfolio and furnish office facilities.

      PIC receives a fee for its services to the Portfolio at the rate of 0.80% of the average daily net assets of the Portfolio. PIC has voluntarily agreed to limit the total expenses of the Portfolio to an annual rate of 1.00% of the Portfolio's average net assets. During the year ended October 31, 1996, PIC received $1,369,650 in fees from the Portfolio, after deducting fees waived and expenses reimbursed of $26,098. ICAC receives an annual fee for its services at the rate of .10% of average daily net assets of the Portfolio. Fees paid to ICAC pursuant to the agreement totalled $174,469 for the year ended October 31, 1996.

      On December 19, 1995, the Portfolio approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended which is allocated amongst the Portfolios. Trustees can elect to receive payment in cash or defer payments provided for in the plan.

[PIC LOGO]                NOTES TO FINANCIAL STATEMENTS,
                                   CONTINUED


================================================================================
4 - INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

      During the year ended October 31, 1996, purchases and sales of investment securities, other than short-term obligations, were $113,056,097 and $86,753,672, respectively. The cost of securities for federal income tax purposes was $128,049,005. The aggregate gross unrealized appreciation and depreciation of portfolio securities, based on cost for federal income tax purposes, were as follows:


            Unrealized appreciation                                $75,710,254
            Unrealized depreciation                                 (2,958,716)
                                                                   -----------
                     Net unrealized appreciation                   $72,751,538
                                                                   ===========


5 - SELECTED RATIO DATA
------------------------------------------------------------------------------------------------
                                      Year         Year            Year        Sept. 30, 1993(*)
                                      ended        ended          ended             through
                                 Oct. 31, 1996  Oct. 31, 1995  Oct. 31, 1994     Oct. 31, 1993
------------------------------------------------------------------------------------------------
Ratios to average net assets:(++)
      Operating expenses              1.00%        1.00%           1.00%             1.00%(+)
      Net investment loss             (.59%)       (.51%)          (.49%)            (.79%)(+)

Portfolio turnover rate              53.11%       45.45%          63.89%             6.06%

Average commission rate paid(**)     $0.0307           -               -                 -


*Commencement of Operations.

++Net of expense reimbursements equivalent to 0.01%, 0.07%, 0.10% and 0.11% of average net assets, respectively.

+Annualized.

**For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

[PIC LOGO]                INDEPENDENT AUDITOR'S REPORT

================================================================================
To the Board of Trustees of,
      and the holders of Interests in,
      P-I-C Small Cap. Portfolio

      We have audited the accompanying statement of assets of P-I-C Small Cap. Portfolio as of October 31, 1996, the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audit.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of P-I-C Small Cap. Portfolio as of October 31, 1996, the results of its operations and the changes in its net assets for the periods indicated, in conformity with generally accepted accounting principles.


                                       McGladrey & Pullen, LLP

New York, New York
November 27, 1996

[PIC LOGO]                   TRUSTEES AND OFFICERS


================================================================================
TRUSTEES AND OFFICERS - P-I-C INVESTMENT TRUST
--------------------------------------------------------------------------------
Jeffrey J. Miller, Trustee and President
Jettie M. Edwards, Trustee
Bernard J. Johnson, Trustee
Jeffrey D. Lovell, Trustee
Wayne H. Smith, Trustee
Thad M. Brown, Vice President, Secretary and Treasurer


TRUSTEES AND OFFICERS - P-I-C SMALL CAP. PORTFOLIO
--------------------------------------------------------------------------------
Jeffrey J. Miller, Trustee and President
Richard N. Frank, Trustee
James Clayburn LaForce, Trustee
Angelo R. Mozilo, Trustee
Bernard J. Johnson, Trustee Emeritus
Thad M. Brown, Vice President, Secretary and Treasurer


LEGAL COUNSEL - P-I-C INVESTMENT TRUST
--------------------------------------------------------------------------------
Shereff, Friedman, Hoffman & Goodman


LEGAL COUNSEL - P-I-C SMALL CAP. PORTFOLIO
--------------------------------------------------------------------------------
Heller, Ehrman, White & McAuliffe


INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
McGladrey & Pullen, LLP


This report is intended for the information of shareholders of P-I-C Small Cap. Growth Fund and should not be used as sales literature unless preceded or accompanied by a current prospectus.


                                       32